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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                                    FORM 13F COVER PAGE

    Report for the Calendar Year of Quarter Ended:  September 30, 2001

If amended report check here: |_| Amendment Number: ____
This Amendment: |_| is a restatement.
                |_| adds new holdings entries.

Institutional Investment Manager Filing the Report:

THOMAS S. KENAN, III
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100 Europa Drive, Suite 525     Chapel Hill       North Carolina  27515
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Business Address         (Street)       (City)         (State)        (Zip)


Form 13F File Number: 28- 1818
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

THOMAS S. KENAN, III               919-967-0618        TRUSTEE
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Name                         Phone No.             Title

Signature, Place and Date of Signing:

/s/ Thomas S. Kenan, III                 Chapel Hill, NC          10/8/2001
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Report Type:

|_| 13F HOLDINGS REPORT

|X| 13F NOTICE

|_| 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

            Form 13F File Number        Name
            --------------------        -------
            28-490                     J.P. Morgan & Co., Incorporated
            28-685                     The Duke Endowment
            28-3198                    The Doris Duke Trust